John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 75.1% (48.8% of Total investments)		$571,774,931
(Cost $444,761,037)
Communication services 4.0%		30,590,717
Diversified telecommunication services 4.0%
AT&T, Inc. (A)(B)	550,000	16,269,000
Verizon Communications, Inc.	249,160	14,321,717
Consumer staples 1.1%		8,295,480
Tobacco 1.1%
Philip Morris International, Inc.	108,000	8,295,480
Energy 10.7%		81,556,010
Oil, gas and consumable fuels 10.7%
BP PLC, ADR (C)	845,450	18,633,718
Enbridge, Inc.	347,106	11,107,392
Equitrans Midstream Corp. (C)	720,000	6,948,000
Kinder Morgan, Inc.	925,000	13,042,500
ONEOK, Inc.	400,000	11,164,000
The Williams Companies, Inc. (A)(B)	1,080,000	20,660,400
Financials 3.8%		29,152,163
Banks 0.8%
PacWest Bancorp	349,459	6,386,363
Capital markets 3.0%
Ares Management Corp., Class A	570,000	22,765,800
Utilities 55.5%		422,180,561
Electric utilities 32.6%
Alliant Energy Corp. (B)	390,000	21,001,500
American Electric Power Company, Inc. (A)(B)(C)	440,000	38,227,200
Duke Energy Corp. (A)(B)	320,000	27,116,800
Entergy Corp. (A)(B)	318,000	33,431,340
Eversource Energy (A)(B)(C)	320,000	28,822,400
FirstEnergy Corp.	380,000	11,020,000
NextEra Energy, Inc.	33,718	9,464,643
OGE Energy Corp. (C)	540,000	17,766,000
Pinnacle West Capital Corp.	50,000	4,154,000
PPL Corp. (A)(B)	775,000	20,630,500
The Southern Company (A)(B)	405,000	22,117,050
Xcel Energy, Inc. (A)(B)	207,000	14,291,275
Gas utilities 1.0%
UGI Corp.	230,000	7,668,200
Independent power and renewable electricity producers 1.6%
AES Corp. (B)	800,000	12,184,000
Multi-utilities 20.3%
Ameren Corp. (A)(B)(C)	460,000	36,910,400
Black Hills Corp. (A)(B)	394,775	22,841,682
CenterPoint Energy, Inc. (A)(B)	880,000	16,728,800
Dominion Energy, Inc. (A)(B)	190,000	15,395,700
DTE Energy Company (C)	240,000	27,751,200
National Grid PLC, ADR	201,583	11,915,571
NiSource, Inc.	770,000	18,826,500

Public Service Enterprise Group, Inc.	70,000	3,915,800
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Preferred securities 57.2% (37.2% of Total investments)		$435,734,158
(Cost $433,940,605)
Communication services 4.5%		34,272,126
Diversified telecommunication services 2.3%
Qwest Corp., 6.125% (C)	730,000	17,417,800
Wireless telecommunication services 2.2%
Telephone & Data Systems, Inc., 5.875%	340,000	8,452,400
Telephone & Data Systems, Inc., 6.625%	39,768	1,025,617
Telephone & Data Systems, Inc., 6.875%	261,064	6,602,309
U.S. Cellular Corp., 6.950%	30,000	774,000
Energy 0.7%		5,229,000
Oil, gas and consumable fuels 0.7%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,229,000
Financials 13.5%		103,127,815
Banks 8.0%
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	210,854	5,986,145
Fifth Third Bancorp, 6.000% (A)(B)	400,000	10,720,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	4,726,320
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,085,600
Truist Financial Corp., Series F, 5.200%	150,000	3,810,000
Truist Financial Corp., Series G, 5.200%	480,000	12,177,600
U.S. Bancorp, 5.150% (C)	420,000	10,894,800
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	296,000	7,909,120
Wells Fargo & Company, 7.500%	2,500	3,378,750
Capital markets 3.0%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	220,000	6,212,800
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,862	11,381,033
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (B)	25,000	684,500
The Bank of New York Mellon Corp., 5.200%	170,000	4,345,200
Consumer finance 0.3%
Capital One Financial Corp., 6.200%	100,183	2,569,694
Insurance 2.2%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	164,125	4,091,636
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	9,271,809
Brighthouse Financial, Inc., 6.600%	100,000	2,646,000
Prudential Financial, Inc., 5.750% (C)	47,460	1,236,808
Information technology 2.4%		18,254,560
Semiconductors and semiconductor equipment 2.4%
Broadcom, Inc., 8.000%	16,000	18,254,560
Real estate 0.1%		783,900
Equity real estate investment trusts 0.1%
American Homes 4 Rent, 6.500%	30,000	783,900
Utilities 36.0%		274,066,757
Electric utilities 19.5%
Duke Energy Corp., 5.125%	221,008	5,706,427
Duke Energy Corp., 5.750%	200,000	5,702,000
Interstate Power & Light Company, 5.100% (C)	1,252,023	31,889,026
NextEra Energy Capital Holdings, Inc., 5.000% (B)	110,000	2,794,000
NextEra Energy, Inc., 5.279%	320,000	15,500,800
PG&E Corp., 5.500% (A)(B)	125,000	12,531,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PPL Capital Funding, Inc., 5.900% (C)	1,013,052	$26,065,828
SCE Trust II, 5.100% (B)	1,157,500	27,965,200
The Southern Company, 6.750%	435,000	20,062,200
Gas utilities 1.9%
South Jersey Industries, Inc., 7.250%	220,200	8,713,314
Spire, Inc., 5.900% (B)	219,650	5,996,445
Multi-utilities 14.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	200,000	5,412,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	479,050	13,102,018
CenterPoint Energy, Inc., 7.000%	528,000	19,087,200
Dominion Energy, Inc., 7.250%	281,000	29,221,190
DTE Energy Company (Callable 9-1-20), 5.250% (C)	166,933	4,286,839
DTE Energy Company, 6.250%	284,000	12,805,560
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	210,000	5,339,324
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	6,862,500
Sempra Energy, 5.750% (B)	45,000	1,211,400
Sempra Energy, 6.750%	133,400	13,812,236

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 21.4% (13.9% of Total investments)				$162,899,192
(Cost $162,299,550)
Consumer discretionary 1.3%				10,010,322
Automobiles 1.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(D)	6.500	09-30-28	10,600,000	10,010,322
Financials 17.6%				133,603,557
Banks 12.2%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(D)	5.875	03-15-28	8,500,000	9,052,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (B)(D)	7.375	08-19-25	13,000,000	14,446,250
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (B)(D)	6.125	11-15-20	2,900,000	2,892,750
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (B)(D)	6.000	07-06-23	13,000,000	11,748,750
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(D)	6.375	04-06-24	10,500,000	10,125,203
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(D)	5.625	07-01-25	5,000,000	5,339,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(D)	6.500	03-23-28	2,500,000	2,525,000
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)(D)	5.625	07-15-30	5,000,000	5,518,650
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(D)	5.700	04-15-23	3,000,000	2,790,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	3,999,000	4,432,212
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)	7.500	06-27-24	11,500,000	12,132,500
Natwest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(D)	8.000	12-29-49	8,624,000	9,723,560
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(B)(D)	5.900	06-15-24	2,000,000	2,031,922
Capital markets 1.8%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(D)(E)	7.500	07-17-23	6,214,000	6,552,912
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(D)	5.375	06-01-25	6,400,000	$7,008,000
Consumer finance 1.0%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)(D)	6.125	06-23-25	7,200,000	7,652,160
Insurance 2.6%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)(D)	6.000	06-01-25	6,500,000	6,833,125
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(B)(D)	5.875	03-15-28	1,000,000	1,095,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)(E)	7.000	05-13-25	13,975,000	11,704,063
Utilities 2.5%				19,285,313
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(D)	6.250	02-01-22	4,750,000	4,702,500
Multi-utilities 1.9%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(D)	6.125	09-01-23	10,750,000	10,682,813
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(D)	5.650	06-15-23	4,000,000	3,900,000

	Par value^	Value
Short-term investments 0.2% (0.1% of Total investments)		$1,475,000
(Cost $1,475,000)
Repurchase agreement 0.2%		1,475,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $1,475,000 on 8-3-20, collateralized by $1,504,800 U.S. Treasury Notes, 0.160% due 7-31-22 (valued at $1,504,532)	1,475,000	1,475,000

Total investments (Cost $1,042,476,192) 153.9%	$1,171,883,281
Other assets and liabilities, net (53.9%)	(410,322,308)
Total net assets 100.0%	$761,560,973

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 7-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-20 was $445,667,457. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $252,700,139.
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-20 was $117,041,033.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following country composition as a percentage of total investments on 7-31-20:
United States	89.7%
United Kingdom	4.7%
Canada	3.0%
France	1.2%
Other countries	1.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2020	$(136,103,067)	$(137,276,563)	$(1,173,496)
						$(1,173,496)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Dow Jones Industrial Average Index	USD	270.00	Aug 2020	179	17,900	$109,944	$(35,084)
Exchange-traded	Dow Jones Industrial Average Index	USD	290.00	Aug 2020	406	40,600	29,780	(2,842)
Exchange-traded	Dow Jones Industrial Average Index	USD	270.00	Oct 2020	227	22,700	255,532	(169,115)
Exchange-traded	Russell 2000 Index	USD	1,480.00	Aug 2020	13	1,300	75,260	(53,950)
Exchange-traded	Russell 2000 Index	USD	1,470.00	Aug 2020	6	600	25,855	(25,855)
Exchange-traded	S&P 500 Index	USD	3,450.00	Aug 2020	26	2,600	9,859	(260)
Exchange-traded	S&P 500 Index	USD	3,330.00	Aug 2020	27	2,700	67,479	(46,305)
Exchange-traded	S&P 500 Index	USD	3,110.00	Aug 2020	25	2,500	337,973	(447,625)
Exchange-traded	S&P 500 Index	USD	3,300.00	Aug 2020	28	2,800	85,537	(113,680)
Exchange-traded	S&P 500 Index	USD	3,230.00	Aug 2020	10	1,000	72,900	(72,900)
Exchange-traded	S&P 500 Index	USD	3,320.00	Aug 2020	28	2,800	96,298	(96,298)
Exchange-traded	S&P 500 Index	USD	3,510.00	Sep 2020	100	10,000	173,929	(97,500)
Exchange-traded	S&P 500 Index	USD	3,575.00	Oct 2020	64	6,400	112,589	(98,880)
Exchange-traded	S&P 500 Index	USD	3,225.00	Oct 2020	46	4,600	660,984	(721,970)
Exchange-traded	S&P 500 Index	USD	3,230.00	Oct 2020	17	1,700	268,934	(268,934)
							$2,382,853	$(2,251,198)
							$2,382,853	$(2,251,198)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(5,277,589)	$(5,277,589)
								—	$(5,277,589)	$(5,277,589)

(a)	At 7-31-20, the 3 month LIBOR was 0.249%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$571,774,931	$571,774,931	—	—
Preferred securities
Communication services	34,272,126	34,272,126	—	—
Energy	5,229,000	5,229,000	—	—
Financials	103,127,815	103,127,815	—	—
Information technology	18,254,560	18,254,560	—	—
Real estate	783,900	783,900	—	—
Utilities	274,066,757	268,727,433	$5,339,324	—
Corporate bonds	162,899,192	—	162,899,192	—
Short-term investments	1,475,000	—	1,475,000	—
Total investments in securities	$1,171,883,281	$1,002,169,765	$169,713,516	—
Derivatives:
Liabilities
Futures	$(1,173,496)	$(1,173,496)	—	—
Written options	(2,251,198)	(2,251,198)	—	—
Swap contracts	(5,277,589)	—	$(5,277,589)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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